Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information
Total assets	921,462	872,806
Americas
Segment Reporting Information
Total assets	428,253	398,198
Asia Pacific
Segment Reporting Information
Total assets	93,231	79,889
EMEA
Segment Reporting Information
Total assets	188,420	194,675
Switzerland
Segment Reporting Information
Total assets	211,558	200,044
Private Banking & Wealth Management
Segment Reporting Information
Total assets	345,949	316,491
Investment Banking
Segment Reporting Information
Total assets	529,044	519,712
Corporate Center
Segment Reporting Information
Total assets	45,248	32,979
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	1,221	3,624
Bank
Segment Reporting Information
Total assets	904,849	854,429
Total assets of non-consolidated affiliate entities	25,700	25,400
Bank | Americas
Segment Reporting Information
Total assets	428,195	398,144
Bank | Asia Pacific
Segment Reporting Information
Total assets	93,221	79,876
Bank | EMEA
Segment Reporting Information
Total assets	187,921	194,825
Bank | Switzerland
Segment Reporting Information
Total assets	195,512	181,584
Bank | Private Banking & Wealth Management
Segment Reporting Information
Total assets	345,949	316,491
Bank | Investment Banking
Segment Reporting Information
Total assets	529,044	519,712
Bank | Adjustments
Segment Reporting Information
Total assets	29,856	18,226